WADDELL & REED ADVISORS FUNDS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

February 24, 2012

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Waddell & Reed Advisors Funds (Registrant)
File Nos. 811-09435 and 333-82447/CIK #1072962

On behalf of the Registrant, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information, contained in the Prospectus dated January 31, 2012 and filed on February 3, 2012, pursuant to Rule 497(c) under the Securities Act of 1933, as amended. The purpose of this filing is to submit the data in XBRL format for the Registrant.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-1923.

Very truly yours,

/s/Kristen A. Richards
Kristen A. Richards
Vice President, Associate General Counsel
and Assistant Secretary